Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other loan receivables
Total direct financing leases and other loan receivables	$ 685,312	$ 639,683
Payment Activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	459,908	487,516
Other loan receivables
Long-term receivable included in other assets	786	410
Collateral [Member] | Performing [Member]
Other loan receivables
Investment in term loans and interest receivable	188,616	117,825
Other Internal Metrics [Member] | Performing [Member]
Other loan receivables
Loans to joint ventures and joint venture partners	$ 36,002	$ 33,932